Summary of Significant Accounting Policies - Advertising Costs, Recently Adopted Accounting Guidance (Details) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020	Jul. 31, 2021	Jan. 31, 2019
Advertising expense	$ 2,800	$ 3,700	$ 3,200	$ 8,200	$ 5,100
Goodwill	$ 491,519	$ 491,653	$ 495,135	$ 795,811	$ 1,112,820		$ 1,434,047
Impact of Adoption
Goodwill						$ 123,500